Share-based compensation (Details)	12 Months Ended
	Dec. 31, 2023 shares Options	Dec. 31, 2022 shares Options	Nov. 19, 2020	Sep. 02, 2020 shares	Jun. 08, 2017 shares
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of share options approved to be granted				821,649	25,471,110
Maximum number of share options approved as a percent to the number of Company-issued common shares	5.00%
Percentage of share options vesting each year	20.00%
Number of shares granted	0	0
Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of share options approved as a percent to the number of Company-issued common shares			5.00%
Number of shares granted | Options	130,951	508,413